Leases - Narrative (Details)	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease, weighted average remaining lease term	1 year 4 months 6 days
Operating lease, weighted average discount rate, percent	5.03%
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	7 years
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	1 year